Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued Liabilities and Other Payables
Accrued marketing expenses	¥ 1,497,695		¥ 1,292,710
Advances from/payables to third parties	864,244		551,167
Payables to producers and licensors	¥ 262,631		¥ 228,493
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total
Leasing liabilities - current portion	¥ 149,304		¥ 214,624
Professional fees	137,597		86,795
Deposits	110,027		78,473
Consideration payable for acquisitions and investments	31,821		10,122
Other staff related cost	5,909		5,480
Interest payable	921		4,188
Others	114,417		82,229
Total	¥ 3,174,566	$ 453,957	¥ 2,554,281